Other Charges (Tables)	12 Months Ended
Jan. 31, 2025
Schedule of components of other charges

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023
Acquisition-related costs	5,803	3,697	2,560
Contingent consideration accretion and adjustments	707	16,334	2,804
Restructuring plans	956	1,618	77
	7,466	21,649	5,441

Fiscal 2024 Restructuring Plan
Schedule of changes in restructuring plan

	Workforce	Office
	Reduction	Closures	Total
Balance at January 31, 2024	442	—	442
Accruals and adjustments	66	112	178
Cash draw downs	(503)	(112)	(615)
Non-cash draw downs and foreign exchange	(5)	—	(5)
Balance at January 31, 2025	—	—	—

Fiscal 2025 Restructuring Plan
Schedule of changes in restructuring plan

	Workforce
	Reduction	Total
Balance at January 31, 2024	—	—
Accruals and adjustments	778	778
Cash draw downs	(616)	(616)
Balance at January 31, 2025	162	162